Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unlisted equity securities and call options on equity shares
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 4,883	€ 4,881
Transfers Into Level 3	9	0
Transfers Out of Level 3	(8)	(25)
Purchases	417	522
Sales	(101)	(43)
Gains/losses - Included in financial income, net	(219)	(789)
Assets at the end of the period	4,817	4,883
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	532	(788)
Deal contingent forward
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	0
Transfers Into Level 3		0
Transfers Out of Level 3		0
Purchases		0
Sales		0
Settlements	91	0
Gains/losses - Included in financial income, net	(106)	0
Assets at the end of the period	0	0
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	0	0
Exchange differences | Unlisted equity securities and call options on equity shares
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	(164)	337
Exchange differences | Deal contingent forward
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	€ 15	€ 0